Going Concern (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Going Concern [Abstract]
Net loss	¥ (55,509,547)	$ (7,722,102)	¥ (80,275,344)	¥ 1,377,897
Operating flows	(97,447,783)	(13,556,257)	(44,222,478)	¥ (15,231,895)
Accumulated deficit	(126,955,513)		¥ (77,454,208)		$ (17,661,164)
Working capital	44,211,654				$ 6,150,418
Proceeds from equity financing	123,400,000	17,200,000
Debt financing	¥ 62,900,000	$ 8,800,000